Accrued and Other Current Liabilities (Details) - Schedule of accrued and other current liabilities - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Accrued And Other Current Liabilities Abstract
Accrued expenses	$ 30,377	$ 16,638
Accrued capital expenditures	22,760	16,609
Derivative liabilities	55	771
Payroll and related costs	6,875	7,683
Accrued interest	70	738
Contract liabilities	270	505
Other current liabilities	3,200	3,335	$ 300
Total	$ 63,607	$ 46,279	$ 8,270